Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 5,735	$ 5,170
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 165	$ 166